Warrant and Option Issuances	9 Months Ended
Sep. 30, 2014
Warrant And Option Issuances
Warrants and Options Issuances	Note 5: Warrant and Option Issuances There was no warrant or option issuances during the three months ended September 30, 2014, nor are there any options or warrants outstanding at September 30, 2014.